Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 305,232	$ 317,676	$ 298,809
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	225,261	211,104	204,958
Stock-based compensation	29,443	9,599	28,560
Amortization included in interest expense	4,920	5,120	5,333
Loss (gain) on disposition of assets and investments	7,233	(4,664)	(15,095)
Loss on extinguishment of debt	15,429	71	3,198
Deferred income tax expense (benefit)	1,538	804	(343)
Provision for doubtful accounts	7,985	6,762	6,870
(Increase) decrease in:
Receivables	(33,292)	(17,524)	(22,677)
Prepaid expenses	(5,433)	309	1,320
Other assets	2,828	(8,410)	5,462
Increase (decrease) in:
Trade accounts payable	1,366	309	(746)
Accrued expenses	(6,292)	(9,508)	10,245
Other liabilities	8,628	(4,632)	(4,071)
Cash flows provided by operating activities	564,846	507,016	521,823
Cash flows from investing activities:
Capital expenditures	(117,638)	(109,329)	(107,612)
Acquisitions	(477,389)	(297,305)	(585,054)
Decrease (increase) in notes receivable	9	515	21
Proceeds received from property insurance claims	4,222
Proceeds from disposition of assets and investments	6,648	6,053	11,662
Cash flows used in investing activities	(584,148)	(400,066)	(680,983)
Cash flows from financing activities:
Net proceeds from issuance of common stock	62,662	26,684	23,082
Cash used for purchase of treasury shares	(4,112)	(8,997)	(6,204)
Proceeds received from revolving credit facility	563,000	495,000	483,000
Payments on revolving credit facility	(481,000)	(477,000)	(403,000)
Principal payments on long term debt	(27,328)	(16,993)	(21,118)
Proceeds received from senior credit facility term loans	599,250	450,000	300,000
Proceeds received from accounts receivable securitization program	175,000
Debt issuance costs	(7,616)	(4,941)	(9,467)
Proceeds received from note offering			400,000
Redemption of senior subordinated notes	(509,790)
Payment on senior credit facility term loans		(247,500)	(300,000)
Distributions to non-controlling interest	(541)	(693)	(420)
Dividends/distributions	(443,088)	(244,201)	(293,965)
Cash flows (used in) provided by financing activities	(73,563)	(28,641)	171,908
Effect of exchange rate changes in cash and cash equivalents	(1,112)	1,632	455
Net (decrease) increase in cash and cash equivalents	(93,977)	79,941	13,203
Cash and cash equivalents at beginning of period	115,471	35,530	22,327
Cash and cash equivalents at end of period	21,494	115,471	35,530
Supplemental disclosures of cash flow information:
Cash paid for interest	136,711	123,213	108,719
Cash paid for state and federal income taxes	8,563	12,640	14,167
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Cash flows from operating activities:
Net income	305,631	318,058	299,181
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	225,261	211,104	204,958
Stock-based compensation	29,443	9,599	28,560
Amortization included in interest expense	4,920	5,120	5,333
Loss (gain) on disposition of assets and investments	7,233	(4,664)	(15,095)
Loss on extinguishment of debt	15,429	71	3,198
Deferred income tax expense (benefit)	1,538	804	(343)
Provision for doubtful accounts	7,985	6,762	6,870
(Increase) decrease in:
Receivables	(33,292)	(17,524)	(22,677)
Prepaid expenses	(5,433)	309	1,320
Other assets	3,270	(8,410)	5,462
Increase (decrease) in:
Trade accounts payable	1,366	309	(746)
Accrued expenses	(6,292)	(9,416)	10,245
Other liabilities	(19,974)	(27,882)	(31,000)
Cash flows provided by operating activities	537,085	484,240	495,266
Cash flows from investing activities:
Capital expenditures	(117,638)	(109,329)	(107,612)
Acquisitions	(477,389)	(297,305)	(585,054)
Decrease (increase) in notes receivable	9	515	21
Proceeds received from property insurance claims	4,222
Proceeds from disposition of assets and investments	6,648	6,053	11,662
Cash flows used in investing activities	(584,148)	(400,066)	(680,983)
Cash flows from financing activities:
Proceeds received from revolving credit facility	563,000	495,000	483,000
Payments on revolving credit facility	(481,000)	(477,000)	(403,000)
Principal payments on long term debt	(27,328)	(16,993)	(21,118)
Proceeds received from senior credit facility term loans	599,250	450,000	300,000
Proceeds received from accounts receivable securitization program	175,000
Debt issuance costs	(7,616)	(4,941)	(9,467)
Proceeds received from note offering			400,000
Redemption of senior subordinated notes	(509,790)
Payment on senior credit facility term loans		(247,500)	(300,000)
Distributions to non-controlling interest	(541)	(693)	(420)
Dividends to parent	(446,744)	(252,925)	(299,804)
Contributions from parent	89,967	49,187	49,274
Cash flows (used in) provided by financing activities	(45,802)	(5,865)	198,465
Effect of exchange rate changes in cash and cash equivalents	(1,112)	1,632	455
Net (decrease) increase in cash and cash equivalents	(93,977)	79,941	13,203
Cash and cash equivalents at beginning of period	114,971	35,030	21,827
Cash and cash equivalents at end of period	20,994	114,971	35,030
Supplemental disclosures of cash flow information:
Cash paid for interest	136,711	123,213	108,719
Cash paid for state and federal income taxes	$ 8,563	$ 12,640	$ 14,167